SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 51	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 51
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DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

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Approximate Date of Public Offering:

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ X/	on July 8, 2009 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Registrant is filing this Post-Effective Amendment for the purpose of filing certain exhibits to its Registration Statement, as indicated on the Part C. The prospectuses and statement of additional information relating to each series of the Registrant are not included with this Post-Effective Amendment and, accordingly, are not amended or superseded hereby.

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C O N T E N T S

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This Post-Effective Amendment No. 51 to Registration File No. 033-14363 includes the following:

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1.	Facing Page
2.	Contents Page
3.	Part C - Other Information
4.	Signatures
5.	Exhibits

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PART C
Delaware VIP® Trust
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 51
OTHER INFORMATION

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Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002)
incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May
19, 2003.

(i) Certificate of Amendment (November 15, 2006) to the Amended and Restated
Agreement and Declaration of Trust incorporated into this filing by reference to
Post-Effective Amendment No. 46 filed April 27, 2007.
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(ii) Certificate of Amendment (February 26, 2009) to the Amended and Restated Agreement
and Declaration of Trust attached as Exhibit EX-99.a.1.ii.
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		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i) Amendment No. 1 (March 2002) to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, IV, V, and VI of the Amended and
Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

		(2)	By-Laws. Article II of Amended and Restated By-Laws (November 16, 2006)
incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April
27, 2007.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (December 15, 1999) between Delaware
Management Company (a series of Delaware Management Business Trust) and the
Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i) Executed Amendment No. 1 (August 21, 2000) to Exhibit A of the Investment
Management Agreement between Delaware Management Company and the
Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(ii) Executed Amendment No. 2 (May 20, 2003) to Exhibit A of the Investment
Management Agreement between Delaware Management Company and the

Registrant incorporated into this filing by reference to Post-Effective

Amendment No. 41 filed April 29, 2004.

(iii) Executed Amendment No. 3 (July 7, 2009) to Exhibit A of the Investment
Management Agreement between Delaware Management Company and the
Registrant attached as Exhibit No. EX-99.d.1.iii.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Distribution Agreement (April 19, 2001) between Delaware
Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8,
2002.

(ii) Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution
Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29,
2004.
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(iii) Executed Distribution Expense Limitation Letter (April 15, 2009) between
Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 50 filed April 29, 2009.
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(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.
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	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The
Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed
February 13, 2009.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New
York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.
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(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service
Company, Inc. and the Registrant incorporated into this filing by reference to Post-
Effective Amendment No. 35 filed February 8, 2002.

(i) Executed Amendment (August 23, 2002) to Shareholder Services Agreement
incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii) Executed Schedule A (May 20, 2003) to Shareholder Services Agreement
incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

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(iii)	Form of Schedule B to the Shareholder Services Agreement attached as Exhibit
No. EX-99.h.1.iii.

(2)	Executed Fund Accounting and Financial Administration Services Agreement (October
1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the
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Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(3) Executed Fund Accounting and Financial Administration Oversight Agreement (October
1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.
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	(i)	Legal Opinion. Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

	(j)	Other Opinions. Not applicable.

	(k)	Omitted Financial Statements. Not applicable.

	(l)	Initial Capital Agreements. Not applicable.

	(m)	Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 (April 19, 2001) incorporated into this filing by reference to Post-
Effective Amendment No. 34 filed April 30, 2001.

	(n)	Rule 18f-3 Plan
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(1) Plan under Rule 18f-3 (November 16, 2000) incorporated into this filing by reference to
Post-Effective Amendment No. 34 filed April 30, 2001.
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	(o)	Reserved.

	(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (August 2008)
incorporated into this filing by reference to Post-Effective Amendment No. 48 filed
February 13, 2009.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of
Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008)
incorporated into this filing by reference to Post-Effective Amendment No. 48 filed
February 13, 2009.
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(3) Code of Ethics for Lincoln Financial Distributors, Inc. (December 2008) attached as Exhibit EX-99.p.3.
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	(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-
Effective Amendment No. 47 filed April 15, 2008.
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Item 24.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust
incorporated into this filing by reference to Post Effective Amendment No. 46 filed April 27, 2007.
Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.
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Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to
Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the
Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Item 26.	Business and Other Connections of the Investment Adviser.
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Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds,
Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II,
Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V,
Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group
Government Fund, Delaware Group Income Funds, Delaware Group Limited Term Government Funds,
Delaware Group State Tax-Free Income Trust, Delaware Group Tax Free Fund, Delaware Group Tax
Free Money Fund, Delaware Pooled® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur
Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual
Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware
Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income
Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National
Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware
Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware
Investments Funds® , and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the
Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments
Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corp.

Board of Governors Member –
Investment Company Institute
(ICI)

Member of Investment
Committee Cradle of Liberty
Council, BSA

Finance Committee Member –
St. John Vianney Roman
Catholic Church
Michael J. Hogan[1]	Executive Vice	Executive Vice	Mr. Hogan has served in
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
John C. E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director, Fixed Income	Delaware Investments
Investment Officer,
	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice President –	None	Mr. Anderson has served in
	Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/Chief	Mr. Bassett has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/Head	Mr. Baxter has served in
	President/Head of	of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Director of	President/Director of	various executive capacities
	Municipal Research	Municipal Research	within Delaware Investments
Stephen J. Busch	Senior Vice President –	Senior Vice President–	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen[2]	Senior Vice	Senior Vice	Mr. Chen has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets
Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Robert F. Collins	Senior Vice	Senior Vice	Mr. Collins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Stephen J. Czepiel[3]	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Portfolio	President/Portfolio	various executive capacities
	Manager/Senior	Manager/Head Municipal	within Delaware Investments
	Municipal Bond Trader	Bond Trader
Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Senior	President/Senior Research	various executive capacities
	Research Analyst	Analyst	within Delaware Investments
Roger A. Early[4]	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Kevin P. Loome[5]	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/	Mr. Murray has served in
	President/Chief	Chief Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value Equity	Delaware Investments
Large Cap Value Equity
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Derivatives	President/Derivatives	various executive capacities
	Manager	Manager	within Delaware Investments
David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Wayne A. Anglace[8]	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Margaret MacCarthy	Vice	Vice President/Investment	Ms. Bacon has served in various
Bacon[9]	President/Investment	Specialist	executive capacities within
	Specialist		Delaware Investments
Todd Bassion[10]	Vice President/Senior	Vice President/Portfolio	Mr. Bassion has served in
	Research Analyst	Manager	various executive capacities
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
within Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various executive capacities
within Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio	Portfolio Manager/Equity	various executive capacities
	Manager/Equity Analyst	Analyst	within Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments
Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Kevin J. Brown[13]	Vice President/	Vice President/	Mr. Brown has served in
	Senior Investment	Senior Investment	various executive capacities
	Specialist	Specialist	within Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Wen-Dar Chen[14]	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager	Manager	executive capacities within
Delaware Investments
Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General	General Counsel/Secretary	various executive capacities
	Counsel/Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.
Michael Costanzo	Vice	Vice President/Performance	Mr. Costanzo has served in
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
	President/Performance	Analyst Manager	various executive capacities
	Analyst Manager		within Delaware Investments
Kishor K. Daga	Vice	Vice President/Derivatives	Mr. Daga has served in various
	President/Derivatives	Operations	executive capacities within
	Operations		Delaware Investments
Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments
Craig C. Dembek[15]	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Camillo D’Orazio	Vice	Vice President/Investment	Mr. D’Orazio has served in
	President/Investment	Accounting	various executive capacities
	Accounting		within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President –	Vice President – Taxation	Mr. Ettinger has served in
	Taxation		various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	Vice President/Senior	Mr. Fisher has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities within
Delaware Investments
Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments
Lawrence G.	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
Franko[18]	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments
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Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Gregory A. Gizzi[19]	Vice President/ Head	Vice President/ Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	exective capacities with
Delaware Investments
Gregg Gola[20]	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various
	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments
Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

David J. Hamilton	Vice President/Fixed	Vice President/Credit	Mr. Hamilton has served in
	Income Analyst	Research Analyst	various executive capacities
within Delaware Investments
Brian Hamlet[23]	Vice President/Senior	Vice President/Senior	Mr. Hamlet has served in
	Corporate Bond Trader	Corporate Bond Trader	various executive capacities
within Delaware Investments
Lisa L. Hansen[24]	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Holland has served in
Holland	Manager	Manager	various executive capacities
within Delaware Investments
Chungwei Hsia[26]	Vice President/ Senior	Vice President/ Senior	Mr. Hsia has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments
Stephen M.	Vice	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[27]	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments


Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Audrey E. Kohart	Vice President -	Vice President - Financial	Ms. Kohart has served in
	Financial Planning and	Planning and Reporting	various executive capacities
	Reporting		within Delaware Investments
Anu B. Kothari[28]	Vice President/ Equity	Vice President/ Equity	Ms. Kothari has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior Fund	Ms. Kropp has served in various
	Fund Analyst II - High	Analyst – High Grade	executive capacities within
	Grade		Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Portfolio	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Manager	various executive capacities
	Manager		within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Brian R. Lauzon[29]	Vice President/ Chief	Vice President/ Chief	Mr. Lauzon has served in
	Operating Officer,	Operating Officer, Equity	various executive capacities
	Equity Investments	Investments	with Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Portfolio	Vice President/Portfolio	Mr. Magee has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
John P. McCarthy[30]	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in
	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments
Brian McDonnell[31]	Vice	Vice President/Structured	Mr. McDonnell has served in
	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Victor Mostrowski[32]	Vice President/ Senior	Vice President/ Senior	Mr. Mostrowski has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Terrance M.	Vice President/ Fixed	Vice President/ Fixed	Mr. O’Brien has served in
O’Brien[33]	Income Reporting	Income Reporting Analyst	various executive capacities
	Analyst		with Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[34]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity


Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments
Debbie A. Sabo[35]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader – Focus Growth	Trader – Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld[36]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.
Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Brenda L. Sprigman	Vice President/Business	Vice President/Business	Ms. Sprigman has served in
	Manager – Fixed Income	Manager – Fixed Income	various executive capacities
within Delaware Investments
Michael T. Taggart	Vice President –	None	Mr. Taggart has served in
	Facilities &		various executive capacities
	Administrative Services		within Delaware Investments
Junee Tan-Torres[37]	Vice President/	Vice President/ Structured	Mr. Tan-Torress has served in
	Structured Solutions	Solutions	various executive capacities
within Delaware Investments
Risé Taylor	Vice President/Strategic	None	Ms. Taylor has served in
	Investment Relationships		various executive capacities
within Delaware Investments
Rudy D. Torrijos, III	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Torrijos has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Michael Tung[38]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Tung has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Jeffrey S. Wang[39]	Vice President/ Equity	Vice President/ Equity	Mr. Wang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Michael G.	Vice President/ Senior	Vice President/ Senior	Mr. Wildstein has served in

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Wildstein[40]	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Nashira Wynn	Vice President/Senior	Vice President/Portfolio	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Manager	executive capacities within
	Manager		Delaware Investments
Guojia Zhang[41]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Douglas R. Zinser[42]	Vice President/Credit	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

1. Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI
Investments.
2. Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3. Vice President, Mesirow Financial, 1993-2004.
4. Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner
Investments, 2002-2003.
5. Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
6. Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7. Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8. Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher,
Deutsche Bank Alex. Brown, 2000-2004.
9. Client Service Officer, Thomas Weisel Partners, 2002-2005.
10. Senior Research Associate, Thomas Weisel Partners, 2002-2005.
11. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
12. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
13. Director – Institutional Equity Sales, Merrill Lynch, 2003-2006
14. Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
15. Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst,
Stein, Roe & Farnham, 2000-2003.
16. Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio
Manager, Goldman Sachs 1994-2004.
17. Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
18. Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior
Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest,
1987-2002.
19. Vice President, Lehman Brothers, 2002-2008.
20. Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
21. Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative
Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
22. Portfolio Manager, Thomas Weisel Partners, 2002-2005.
23. Vice President, Lehman Brothers Holdings, 2003-2007.

24. Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
25. Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells
CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
26. Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-
2006; Analyst, Federated Investors, 2001-2005.
27. Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
28. Equity Research Analyst, State Street Global Advisors, 2002-2008.
29. Director of Marketing, Merganser Capital Management, 2001-2007.
30. Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
31. Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
32. Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio
Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.
33. Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
34. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
35. Head Trader, McMorgan & Company, 2003-2005.
36. Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006;
Director/Portfolio Manager, CDP Capital, 2002-2005.
37. Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and
Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.
38. Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005;
Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center,
Harvard Medical School, 2002-2003.
39. Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital
Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
40. Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
41. Equity Analyst, Evergreen Investment Management Company, 2004-2006.
42. Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware
Investments, 2002-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the
Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the
Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-
7094.

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice PresidentGeneral	Senior Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Richard Salus	Senior Vice	Senior Vice President/Chief Financial


Name and Principal Business	Positions and Offices with	Positions and Offices with
Address	Underwriter	Registrant
	President/Controller/Treasurer/	Officer
Financial Operations Principal
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning
and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/ Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below.
Unless otherwise noted, the principal business address of each officer and partner of LFD is 130
North Radnor-Chester Road, Radnor, PA 19087.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
(Vacant)	President and Chief Executive Officer	None
David M. Kittredge	Senior Vice President	None
Nancy Briguglio	Vice President	None
Patrick J. Caulfield	Vice President;Chief Compliance	None
Officer
Randal J. Freitag	Vice President;Treasurer	None
Deana M. Friedt	Vice President	None
Amy W. Hester	Vice President	None
Daniel P. Hickey[1]	Vice President	None
Karina Istvan	Vice President	None
Sharon G. Marnien	Vice President	None
Thomas F. Murray	Vice President	None
James Ryan	Vice President	None
Keith J. Ryan	Vice President and Chief Financial	None
Officer
Joel Schwartz	Vice President	None
Marjorie Snelling	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c)	Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a)
of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at
2005 Market Street, Philadelphia, PA 19103-7094, in Kansas City at 430 W. 7thStreet, Kansas City, MO
64105, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry
Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.
Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 7th day of July, 2009.


DELAWARE VIP TRUST

By: /s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	July 7, 2009
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	July 7, 2009
Thomas L. Bennett

John A. Fry	*	Trustee	July 7, 2009
John A. Fry

Anthony D. Knerr	*	Trustee	July 7, 2009
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	July 7, 2009
Lucinda S. Landreth

Ann R. Leven	*	Trustee	July 7, 2009
Ann R. Leven

Thomas F. Madison	*	Trustee	July 7, 2009
Thomas F. Madison

Janet L. Yeomans	*	Trustee	July 7, 2009
Janet L. Yeomans

J. Richard Zecher	*	Trustee	July 7, 2009
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 7, 2009
Richard Salus		(Principal Financial Officer)


*By: /s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


INDEX TO EXHIBITS
(Delaware VIP® Trust N-1A)
Exhibit No.	Exhibit

EX-99.a.1.ii	Certificate of Amendment (February 26, 2009) to the Amended and Restated Agreement and Declaration of Trust
Ex-99.d.1.iii	Executed Amendment No. 3 (July 7, 2009) to Exhibit A of the Investment Management Agreement between Delaware Management Company and the Registrant
EX-99.h.1.iii	Form of Schedule B to the Shareholder Services Agreement
EX-99.p.3	Code of Ethics for Lincoln Financial Distributors, Inc. (December 2008)
